Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Cash flows from operating activities
Net income		$ 3,577	$ 4,296	$ 11,925	$ 12,158
Adjustments for non-cash items and others
Provision for credit losses		340	(540)	103	(526)
Depreciation		314	323	941	955
Deferred income taxes		(237)	31	408	817
Amortization and impairment of other intangibles		343	333	1,022	972
Net changes in investments in joint ventures and associates		(33)	(45)	(85)	(93)
Losses (Gains) on investment securities		(28)	(8)	(66)	(131)
Losses (Gains) on disposition of businesses		(11)		(100)	(26)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities		(40)	387	(783)	281
Net change in accrued interest receivable and payable		(167)	(173)	(246)	(532)
Current income taxes		29	197	(3,061)	870
Derivative assets		34,146	(4,797)	(26,517)	11,455
Derivative liabilities		(31,673)	4,748	28,429	(12,777)
Trading securities		1,810	(8,161)	(2,716)	2,182
Loans, net of securitizations		(21,959)	(23,972)	(78,916)	(35,952)
Assets purchased under reverse repurchase agreements and securities borrowed		(1,867)	(11,865)	(10,662)	(6,881)
Obligations related to assets sold under repurchase agreements and securities loaned		1,811	14,116	18,948	(3,066)
Obligations related to securities sold short		(960)	2,943	663	5,475
Deposits, net of securitizations		26,954	51,555	78,323	72,923
Brokers and dealers receivable and payable		3,032	315	4,131	(383)
Other		(2,261)	(2,775)	550	3,445
Net cash from (used in) operating activities		13,120	26,908	22,291	51,166
Cash flows from investing activities
Change in interest-bearing deposits with banks		(29,316)	(16,951)	(18,507)	(41,369)
Proceeds from sales and maturities of investment securities		25,257	23,799	72,752	87,109
Purchases of investment securities		(30,653)	(30,930)	(86,876)	(92,695)
Net acquisitions of premises and equipment and other intangibles		(586)	(614)	(1,729)	(1,539)
Proceeds from (cash transferred for) dispositions		(408)		(313)	78
Net cash from (used in) investing activities		(35,706)	(24,696)	(34,673)	(48,416)
Cash flows from financing activities
Issuance of subordinated debentures				1,000	1,000
Repayment of subordinated debentures					(1,500)
Issue of common shares, net of issuance costs		8	23	46	76
Common shares purchased for cancellation		(1,338)		(4,444)
Issue of preferred shares and other equity instruments, net of issuance costs			998	749	2,245
Redemption of preferred shares and other equity instruments			(725)	(155)	(725)
Sales of treasury shares and other equity instruments		1,375	1,423	4,390	3,564
Purchases of treasury shares and other equity instruments		(1,446)	(1,539)	(4,548)	(3,546)
Dividends paid on shares and distributions paid on other equity instruments		(1,754)	(1,616)	(5,118)	(4,826)
Dividends/distributions paid to non-controlling interests		(2)	(1)	(4)	(3)
Change in short-term borrowings of subsidiaries		128	(6)	129	(14)
Repayment of lease liabilities		(166)	(160)	(483)	(458)
Net cash from (used in) financing activities		(3,195)	(1,603)	(8,438)	(4,187)
Effect of exchange rate changes on cash and due from banks		(1,038)	491	(3,916)	(2,044)
Net change in cash and due from banks		(26,819)	1,100	(24,736)	(3,481)
Cash and due from banks at beginning of period	[1]	115,929	114,307	113,846	118,888
Cash and due from banks at end of period	[1]	89,110	115,407	89,110	115,407
Amount of interest paid		3,705	1,826	7,233	6,121
Amount of interest received		9,223	6,581	22,824	20,052
Amount of dividends received		746	582	2,291	1,933
Amount of income taxes paid		$ 1,130	$ 927	$ 6,466	$ 3,201

[1]	We are required to maintain balances with central banks and other regulatory authorities. The total balances were $2 billion as at July 31, 2022 (April 30, 2022 – $2 billion; October 31, 2021 – $2 billion; July 31, 2021 – $2 billion; October 31, 2020 – $3 billion).